Financial instruments	12 Months Ended
Dec. 31, 2022
Financial instruments
Financial instruments
31.	Financial instruments

The Group’s principal financial instruments comprise loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long- and short-term debt instruments and reserves at CBR. The Group has various financial assets and liabilities which arise directly from its operations. During the year, the Group did not undertake trading in financial instruments.

The fair value of the Group’s financial instruments as of December 31, 2022 and 2021 is presented by type of the financial instrument in the table below:

		As of December 31, 2021		As of December 31, 2022
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities	AC	3,526	3,462	4,155	4,131
Debt securities	FVOCI	9,561	9,561	12,820	12,820
Long-term loans	AC	250	250	822	822
Long-term loans	FVPL	17	17	21	21
Option received from ADAH	FVPL	—	—	470	470

Financial liabilities
Bonds issued	AC	4,734	4,668	3,922	3,887

Financial instruments used by the Group are included in one of the following categories:

-	AC – accounted at amortized cost;
-	FVOCI – accounted at fair value through other comprehensive income;
-	FVPL – accounted at fair value through profit or loss.

Carrying amounts of cash and cash equivalents, short-term loans issued, short-term deposits placed, debt, accounts receivable and payable, reserves at CBR, lease liabilities, customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Long-term loans generally represent RUB-denominated loans to Russian legal entities and have a maturity up to four years. For the purpose of fair value measurement of these loans the Group uses comparable market interest rates which range of between 9 and 38%.

31.	Financial instruments (continued)

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted for or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2022	21	—	—	21
Option received from ADAH	December 31, 2022	470	—	—	470
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2022	12,820	12,820	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2022	4,131	4,131	—	—
Long-term loans	December 31, 2022	822	—	—	822
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2022	3,887	3,887	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2021	17	—	—	17
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2021	9,561	9,561	—	—
Assets for which fair values are disclosed
Debt securities	December 31, 2021	3,462	3,462	—	—
Long-term loans	December 31, 2021	250	—	—	250
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2021	4,668	4,668	—	—

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the years ended December 31, 2022 and 2021.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

-	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;
-	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;
-	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

31.	Financial instruments (continued)

Valuation methods and assumptions

The fair values of the financial assets and liabilities are evaluated at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued are evaluated by the Group based on parameters such as interest rates, terms of maturity, specific country and industry risk factors and individual creditworthiness of the customer. With regard to the level 3 assessment of fair value of loans issued, management believes that no reasonably possible change in any of the unobservable inputs would be sensitive for the fair value of these assets.

Option received from ADAH is evaluated by the Group using the Binominal option pricing model. As at December 31, 2022 the most significant unobservable inputs for the model were volatility (55%) and risk free rate (4.7%). Increase (decrease) in the volatility by 5% would result in an increase (decrease) in fair value by 30. Increase (decrease) in risk free rate by 1% would result in an increase (decrease) in fair value by 8.